REVENUES	6 Months Ended
Jun. 30, 2018
Revenues [Abstract]
REVENUES
NOTE 8:-        REVENUES

On January 1, 2018, the Company adopted ASC Topic 606-10 using the modified retrospective method and applied the standard to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606-10, while prior period amounts are not adjusted and continue to be reported in accordance with the historic accounting under Topic 605.

The Company recognized the cumulative effect of initially adopting Topic 606-10 as an adjustment to the opening balance of retained earnings as of January 1, 2018. The most significant impact of the Standard on the Company's condensed financial statements, relates to completion of its performance obligations in accordance with variable considerations, which primarily contributed to the adjustment to the opening balance of retained earnings as well as the impact of adoption disclosed in the tables below.

The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606-10 were as follows:

	December 31, 2017	Adjustments	January 1, 2018
Trade receivables	$113,719	$117	$113,836
Trade payables	$75,476	$47	$75,523
Accumulated deficits	$(249,871)	$70	$(249,801)

In accordance with Topic 606-10, the disclosure of the impact of adoption on the consolidated balance sheet as of June 30, 2018 was as follows:

	As Reported	Impact of Adoption	Amounts under Topic 605
Condensed Consolidated Balance Sheet
Trade receivables	$118,545	$(260)	$118,285
Trade payables	$63,614	$(10)	$63,604
Deferred revenues	$6,357	$18	$6,375
Accumulated deficits	$(244,505)	$(268)	$(244,773)

The following table summarizes the impacts of adopting Topic 606-10 on our consolidated condensed statements of income during the six months ended June 30, 2018:

	As Reported	Impact of Adoption	Amounts under Topic 605
Condensed Consolidated Statements of Income
Revenue	$171,603	$(278)	$171,325
Cost of Sales	$115,250	$(10)	$115,240
Gross margin	$56,353	$(268)	$56,085

The Company records contract liabilities as deferred revenues, when it receives payments from customers before performance obligations have been performed and satisfied. The Company recognizes deferred revenues as revenues in the income statement once performance obligations have been performed and satisfied. The balance of deferred revenues approximates the aggregate amount of the transaction price allocated to the unsatisfied performance obligations at the end of reporting period.

Because the performance obligations are part of a contracts that have an original expected duration of one year or less, all performance obligations in the Company’s contracts with customers, other than post-contract customer support, the Company has elected to apply the optional exemption and is not required to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.

The following table presents the significant changes in the deferred revenue balance during the six months ended June 30, 2018:

Six months ended June 30, 2018

Balance, beginning of the period	$5,193
New performance obligations	8,934
Reclassification to revenue as a result of satisfying performance obligations	(7,770)

Balance, end of the period	$6,357